Lease liabilities - Amount recognized in the statement of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities.
Interest and finance charges for lease liabilities	$ 32,826	$ 27,384	$ 16,024
Expenses relating to short term leases and low value assets	11,165	7,543	3,547
Depreciation for right of use assets	60,685	54,089	38,130
Total for the year ended	$ 104,676	$ 89,016	$ 57,701